INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
INTANGIBLE ASSETS, NET
Total	¥ 4,139,775		¥ 4,103,613
Less: accumulated amortization	(2,815,803)		(2,158,991)
Less: accumulated impairment	(256,513)		(257,646)
Net book value	1,067,459	$ 150,348	1,686,976
Software
INTANGIBLE ASSETS, NET
Total	115,297		116,229
Trademarks and domain names
INTANGIBLE ASSETS, NET
Total	1,195,161		1,194,482
Customer relationships
INTANGIBLE ASSETS, NET
Total			4,080
Non-competition agreements
INTANGIBLE ASSETS, NET
Total	460		1,300
Advertising resources
INTANGIBLE ASSETS, NET
Total	2,478,945		2,437,610
License
INTANGIBLE ASSETS, NET
Total	¥ 349,912		¥ 349,912